Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Intangible assets and goodwill
Intangible assets

		December 31, 2010
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	17	$630	$(108)	$522
Intellectual property	9	306	(166)	140
Other	13	197	(72)	125
Total finite-lived intangible assets	14	1,133	(346)	787
Indefinite-lived intangible assets - In-process research & development		18	—	18
Total intangible assets		$1,151	$(346)	$805

		December 31, 2009
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$396	$(75)	$321
Intellectual property	10	211	(143)	68
Other	11	130	(54)	76
Total intangible assets	15	$737	$(272)	$465

		December 31, 2008
(Millions of dollars)	Weighted Amortizable Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18	$388	$(50)	$338
Intellectual property	10	210	(122)	88
Other	11	122	(37)	85
Total intangible assets	15	$720	$(209)	$511

Expected amortization expense related to intangible assets

(Millions of dollars)
2011	2012	2013	2014	2015	Thereafter
$86	$80	$73	$69	$63	$434

Goodwill

	Construction Industries	Resource Industries	Power Systems	Other(1)	Consolidated Total
Balance at January 1, 2008	$86	$47	$1,742	$88	$1,963
Business combinations	206	22	8	41	277
Other adjustments(2)	27	(3)	(3)	—	21
Balance at December 31, 2008	319	66	1,747	129	2,261
Impairments	—	(22)	—	—	(22)
Other adjustments(2)	23	3	4	—	30
Balance at December 31, 2009	342	47	1,751	129	2,269
Business combinations	5	3	326	—	334
Other adjustments(2)	10	1	—	—	11
Balance at December 31, 2010	$357	$51	$2,077	$129	$2,614

(1)      Includes all other operating segments (See Note 22).

(2)      Other adjustments are comprised primarily of foreign currency translation.